Income Taxes (Details 2) - Deferred Tax Assets [Member] - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-capital losses	$ 6,728	$ 11,856
Property and equipment		93
Intangible assets		2
Total	$ 6,728	$ 11,951